Equity (Details 5) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Unclaimed dividends	$ 276
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Unclaimed dividends	136
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Unclaimed dividends	68
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Unclaimed dividends	$ 72